Collateralized Transactions (Fair Value Of Securities Received As Collateral Available To Sell Or Repledge) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Financial instruments received as collateral, borrowed with collateral and without collateral [Line items]
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥ 29,096	¥ 32,075
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	¥ 23,990	¥ 23,895